Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (434,075)	$ (298,446)	$ (1,666,079)	$ (2,524,680)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	19,841	18,707	71,754	75,797
Amortization	1,581	458	2,122	1,961
Amortization of operating right-of-use assets	39,672	39,079	144,064	139,451
Unrealized holding loss on marketable securities	(4,920)	17,670	73,519	505,231
Dividend income from marketable securities				(18,939)
Deferred tax (benefit) expense	(4,217)	7,832	(14,751)	10,127
Inventory write-down			5,307	36,241
Provision for doubtful accounts				121,514
Changes in operating assets and liabilities:
Accounts receivables	(1,211)	(3,363)	(2,824)	167,566
Amount due from related parties	9,595	2,207	(3,786)
Inventories	1,007	(4,429)	343,483	192,713
Prepaid taxes	254,128	319,946	263,404	430,062
Prepayments and deposits	23,584	53,176	89,113	(128,363)
Accounts payable	16,484	(93)	15,825
Accounts payable – related parties	(5,054)	8,281	25,597
Customer deposits	(18,176)	(173,543)	94,877	52,981
Operating lease liabilities	(40,399)	(38,987)	(145,197)	(138,143)
Other payables and accrued liabilities	(125,763)	(119,291)	(119,963)	226,651
Other payables – related parties	(4,632)	19,341	4,878
Income tax payables		333	6,974	3,988
Net cash used in operating activities	(272,555)	(151,122)	(811,683)	(845,842)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of equipment	(38,768)		(9,433)	(3,959)
Purchase of intangible assets			(22,686)
Net cash used in investing activities	(38,768)		(32,119)	(3,959)
CASH FLOWS FROM FINANCING ACTIVITIES:
Deferred offering costs	(6,961)		(234,466)	(15,210)
Advances to related parties				(3,851)
Net cash used in financing activities	(6,961)		(234,466)	(19,061)
EFFECT OF EXCHANGE RATE ON CASH AND CASH EQUIVALENTS	(213)	(4,835)	(81,150)	(50,890)
DECREASE IN CASH AND CASH EQUIVALENTS	(318,497)	(155,957)	(1,159,418)	(919,752)
CASH AND CASH EQUIVALENTS, beginning of year	1,438,430	2,597,848	2,597,848	3,517,600
CASH AND CASH EQUIVALENTS, end of year	1,119,933	2,441,891	1,438,430	2,597,848
SUPPLEMENTAL CASH FLOWS INFORMATION
Income taxes paid	$ 10,661	$ 39,317	78,511	326,838
Changes in right-of-use assets and lease liabilities due to lease modifications				$ 3,250